CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2012 Related party USD ($)	Dec. 31, 2011 Related party USD ($)	Dec. 31, 2012 License costs USD ($)	Dec. 31, 2011 License costs USD ($)	Dec. 31, 2012 Prepayments to related parties USD ($)	Dec. 31, 2011 Prepayments to related parties USD ($)
Short-term investments, related party amounts	$ 132,829		$ 86,242		$ 3,312
Trade receivables, allowance for doubtful accounts	113,955		96,961
Prepaid expenses, related party	326,126		234,730		1,983	3,031
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	7,996,845		7,023,556
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	33,701		28,889
Accumulated amortization							133,658	231,006
Advances to related parties									9,194	28,742
DEBT ISSUANCE COSTS, accumulated amortization	104,817		217,755
OTHER INVESTMENTS, related party	191,437		123,442		99,571	28,707
OTHER NON-CURRENT ASSETS, restricted cash	3,787		2,152
OTHER NON-CURRENT ASSETS, deferred tax assets	71,986		62,102
Debt, current portion, related party	$ 573,597		$ 283,025			$ 6,799
Common stock, shares authorized (in shares)	2,096,975,792	2,096,975,792	2,096,975,792	2,096,975,792
Common stock, par value (in rubles per share)		0.1		0.1
Common stock, shares issued (in shares)	2,066,413,562	2,066,413,562	2,066,413,562	2,066,413,562
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	77,494,385	77,494,385	77,496,725	77,496,725